UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		February 14, 2001

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        0

Form 13F Information Table Value Total:	      0








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		 of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      1957208    9,581,418 684,387           X        Instr.V             M&S             X
Affiliated Managers Group CS      8252108   11,645,692 165,234           X                            M&S             X
American Int'l Grp.       CS      26874107     297,750   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  6,216,525  97,821           X                            M&S             X
Atlas Air		  CS	  049164106  5,284,182 360,695           X         		      M&S             X
BJ's Wholesale            CS      05548J106  6,535,355 148,194           X                            M&S             X
BellSouth Corp.           CS      079860102    303,675   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109  2,465,244  72,850           X                            M&S             X
Cablevision-Rainbow Media CS      12686C844  1,426,524  57,754           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109  4,306,724 143,009           X                            M&S             X
Century Telephone         CS      156700106  2,925,465  89,191           X                            M&S             X
Chevron Corp.             CS      166751107    448,050   5,000           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,491,084  41,419           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  5,543,640 153,990           X                            M&S             X
Compass BancShares        CS      20449H109  4,780,181 168,911           X                            M&S             X
Constellation Brands Inc. CS      21036P108  3,607,413  84,187           X                            M&S             X
Corus Entertainment       CS      220874101  1,589,495  79,634           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    364,704   9,280           X                            M&S             X
Forest Oil Corporation    CS      346091705  3,653,421 129,508           X                            M&S             X
General Electric          CS      369604103    480,960  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    440,181  15,300           X                            M&S             X
Health Management Assoc.  CS      421933102  8,497,562 461,824           X                            M&S             X
Health Net Inc.           CS      42222G108  7,796,391 357,961           X                            M&S             X
Heartland Express Inc.    CS      422347104  9,894,132 356,289           X                            M&S             X
Holly Corporation	  CS      435758305    229,075  11,900		 X			      M&S             X
Imaging Mgmt Assoc        CS      45245B105         60  60,000           X                            M&S             X
Insight Communications    CS      45768V108  5,818,187 240,819           X                            M&S             X
Integral Systems          CS      45810H107    363,344  18,875           X                            M&S             X
Interpublic Grp Cos.      CS      460690100  4,924,052 166,921           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  6,017,418  91,173           X                            M&S             X
Jefferson-Pilot           CS      475070108  5,892,346 127,347           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  7,933,758 276,920           X                            M&S             X
MGIC Investment           CS      552848103  4,441,000  71,954           X                            M&S             X
MSDW Discover             CS      617446448    223,760   4,000           X			      M&S	      X
NiSource Industries       CS      65473P105  7,483,270 324,513           X                            M&S             X
PMI Group, Inc.           CS      69344M101  6,367,625  95,025           X                            M&S             X
Penn Treaty America       CS      707874103  2,493,074 392,610           X                            M&S             X
Pfizer Inc                CS      717081103    356,259   8,940           X                            M&S             X
Ross Stores               CS      778296103  8,310,388 259,052           X                            M&S             X
SJW Corporation           CS      784305104    264,399   3,100           X                            M&S             X
Sharper Image Corp.       CS      820013100    484,100  41,200           X                            M&S             X
Shaw Communications Inc B CS      82028K200  7,318,600 345,217           X                            M&S             X
SouthWest Airlines        CS      844741108  5,902,752 319,413           X                            M&S             X
Southwest Water Co.       CS      845331107    314,099  22,245           X                            M&S             X
Sungard Data Systems      CS      867363103  9,268,969 320,393           X                            M&S             X
Symantec                  CS      871503108  4,140,849  62,428           X                            M&S             X
Tribune Co.               CS      896047107    299,440   8,000           X                            M&S             X
Varian                    CS	  922206107    259,520   8,000           X			      M&S	      X
WellPoint Health Networks CS      94973H108  8,429,910  72,143           X                            M&S             X
Franklin USGovt SecuritiesMF      353496607     92,924  13,605           X                            M&S             X
MuniVest Fund             MF      626295109    384,096  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    329,294  54,700           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101    106,224  16,267           X                            M&S             X
COLUMN TOTAL                               200,027,430 7,166,578
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